SHARE-BASED PAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 5 - SHARE-BASED PAYMENTS:

During the six months ended June 30, 2023, approximately 18 thousand (taking into effect the ratio changes described in note 1), options and RSUs of the Company's ADSs were forfeited resulting in reversal of expenses of approximately $2 million. The forfeited options and RSUs are mainly due to a reduction in the employee count, as part of the cost reduction plan that was implemented in the second half of 2022.

NOTE 18 - SHARE-BASED PAYMENTS:

On May 30, 2010, a general meeting of shareholders approved the option plan of the Company (the “Option Plan”), after being approved by the BoD. In 2017 the Option Plan was amended and restated as the 2010 Award Plan (the “Award Plan”). As of December 31, 2022, the Award Plan allows the Company to allocate up to 243,054,523 options to purchase ordinary shares and RSUs to employees, consultants, and directors and are reserved by the BoD for issuance under the Award Plan. The terms and conditions of the grants were determined by the BoD and are according to the Award Plan. See also note 27(b) regarding ratio change of the Company's ADSs.

a.   The following is information on options granted in 2022:

	Number of options granted
		Exercise	Fair value of
		price for 1	options on date of
	According to the Award Plan	ADS ($)	grant in U.S. dollars
Date of BoD	of the Company (1)		in thousands (2)
January 2022	5,000	2.45	7
March 2022	6,000	1.67	6
	11,000		13

1)   The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

The options are exercisable into the Company’s ADSs.

2)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ADSs: $1.67 - $2.45, expected volatility: 66.94% - 67.21%, risk-free interest rate: 1.73% - 1.78% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.

b.   The following is information on RSUs granted in 2022:

				Fair value of
	Number of RSUs granted			RSUs on date of
	According to the Award Plan of the Company			grant in U.S. dollars
Date of BoD	Other than to Directors	To directors (4)	Total	in thousands (5)
January 2022 (1)	1,920,500	140,000	2,060,500	5,712
March 2022 (1)	96,000	—	96,000	160
April 2022(1)	35,000	—	35,000	87
June 2022 (2)	2,018,500	165,000	2,183,500	1,878
July 2022 (2)	65,000	—	65,000	56
September 2022 (3)	370,279	51,030	421,309	352
November 2022 (3)	603,416		603,416	380
Total	5,108,695	356,030	5,464,725	8,625

1)The RSUs vest as follows: 50% of RSUs will vest one year following the grant and 50% will vest two years following the grant.

2)The RSUs vest in 12 equal quarterly installments over three year-period.

3)The RSUs vest in 8 equal quarterly installments over two year-period.

4)The general meeting of the Company’s shareholders held on May 13, 2022 (the “May 2022 AGM”), subsequent to approval of the Company’s BoD in January 2022, approved the grant of 140,000 RSUs under the Company’s Award plan to directors and to the Company's Chief Executive Officer in the same terms. The fair value of these RSUs on the date of grant was $0.1 million.

In addition, In June 2022 and September 2022 the Company’s BoD, approved the grants of 216,030 RSUs under the Company’s Award plan to directors and to the Company's Chief Executive Officer in the same terms, subject to the Annual general meeting approval.  The fair value of these RSUs on the date of approval was $0.1 million.

5)	The fair value of the RSUs were determined based on the price of an ADS on the date the RSUs were granted.

c.	During 2022, approximately 2.7 million options and RSUs were forfeited, resulting in $4.5 million in reversed expenses.

d.    The following is information on options granted in 2021:

	Number of options granted

	According to the Award Plan			Exercise	Fair value of
	of the Company (1)			price for 1	options on date of
	Other than to			Ads	grant in U.S. dollars
Date of BoD	directors (1)	To directors (1) (2)	Total	$)	in thousands (3)
March 2021	40,500	—	40,500	9.44	151
April 2021	2,036,440	—	2,036,440	7.08	8,274
May 2021	22,500	—	22,500	7.05	90
July 2021	17,000	310,341	327,341	6.9-7.08	1,377
August 2021	53,500		53,500	6.97-7.18	210
September 2021	12,000	—	12,000	4.56	31
November 2021	24,500	—	24,500	4.54	63
December 2021	17,000	—	17,000	2.65	26
	2,223,440	310,341	2,533,781		10,222

1)	The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

2)	The general meeting of the Company’s shareholders held on July 26, 2021 (the “July 2021 AGM”), subsequent to approval of the Company’s BoD, approved the grant of 310,341 options under the Company’s Award Plan, to directors and to the Company's Chief Executive Officer.

3)	The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ADSs: $4.28 - $9.19, expected volatility: 64.05%
- 66.65%, risk-free interest rate: 1.26% - 1.73% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. The expected volatility assumption used in based on the historical volatility of the Company’s ordinary share.
4)	Exchange of options to purchase the Company’s ADSs:

a.	On April 26, 2021, the Company made an offer (the “Exchange Offer”) to eligible option holders (as defined in the offer), subject to specified conditions, to exchange some or all of their outstanding options to purchase ADSs (the “Exchanged Options”) for new options to purchase ADSs (the “New Options”). On May 26, 2021, concurrently with the expiration of the Exchange Offer, the Company granted New Options to purchase 2,805,281 ADSs of the Company, pursuant to the terms of the Exchange Offer and the Company’s Amended and Restated Award Plan (2010).

The New Options have lower exercise price per ADS than the Exchanged Options and subject to meeting certain performance conditions, specified in the Exchange Offer, may be further lowered. Other than the exercise price, each New Option has the same expiration date, vesting schedule and other terms as the Exchanged Options.

b.	The incremental compensation expense recognized by the Company has been measured as the excess of the fair value of each New Option granted, as of the date the New Options were granted, over the fair value of the Exchanged Options, measured immediately prior to the exchange. The total incremental value measured by the Company is approximately $3.5 million, of which $3.3 million was recognized as an expense for the year ended December 31, 2021. The remaining incremental value will be recognized over the remaining vesting period of the New Options.
c. The incremental compensation expense was computed using the binomial model and the underlying data used was mainly the following: exercise price of the Company's ADS: $4.3 - $7.0 expected volatility: 58.8% - 65.28%, risk-free interest rate: 0.01% - 2.31% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.

e.    Changes in the number of options in ADSs and weighted averages of exercise prices are as follows:

	Year Ended December 31,
	2022		2021
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	6,821,491	6.50	5,428,803	9.08
Exercised	—	7.08	(565,998)	7.08
Expired and forfeited	(1,573,138)	6.82	(575,095)	8.02
Granted	11,000	2.02	2,533,781	7.05
Outstanding at end of year	5,259,353	6.39	6,821,491	6.50
Exercisable at end of year	3,950,491	6.23	3,615,662	6.14

f.	Changes in the number of RSUs in ADSs during the period are as follows:

Year Ended December 31,
	2022	2021

	Number of	Number of
	RSUs	RSUs
Outstanding at beginning of year	—	—
Exercised	(486,504)	—
Expired and forfeited	(1,154,435)	—
Granted	5,286,695	—
Outstanding at end of year	3,645,756	—

g.	The following is information about the exercise price and remaining useful life of outstanding options at year-end:

Year Ended December 31,
2022			2021
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
5,259,353	$1.67-$15.6	5.2	6,821,491	$2.65-$15.6	6.8

h.    Expenses recognized in profit or loss for the options and RSUs are as follows:

Year Ended December 31,
2022	2021	2020
U.S. dollars in thousands
5,675	10,212	4,202

The remaining compensation expenses as of December 31, 2022, are $4 million and will be expensed in full by December 2025.